Financial Instruments - Fair Value Measurements - Schedule of Model Valuation Assumtions (Details)	Mar. 31, 2024
Remaining term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	4.75
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	80	[1]
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	4.9	[2]
Convertion price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	20,000	[3]
Fair value per share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	1,200	[4]

[1]	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
[2]	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.
[3]	Conversion Price prior to Second Reverse Stock Split and First Reverse Stock Split was $1,000 and $10 respectively.
[4]	Fair Value per share prior to Second Reverse Stock Split and First Reverse Stock Split was $600 and $0.6 respectively.